Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-09 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	9.40%	10.09%	10.72%	19.96%	13.26%	11.20%